Pension and other post-employment benefits - Schedule of Components of Net Benefit Costs for Pension Plans and OPEB Recorded as Part of Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Non-service costs
Non-service costs	$ 14,097	$ 19,885
Pension benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost	13,625	11,725
Non-service costs
Interest cost	33,260	33,633
Expected return on plan assets	(34,555)	(31,990)
Amortization of net actuarial loss	(1,499)	(852)
Amortization of prior service credits	(1,468)	(1,491)
Amortization due to plan settlements	15,603	16,258
Non-service costs	11,341	15,558
Net benefit cost	24,966	27,283
OPEB
Defined Benefit Plan Disclosure [Line Items]
Service cost	2,901	3,253
Non-service costs
Interest cost	11,052	11,510
Expected return on plan assets	(10,527)	(9,736)
Amortization of net actuarial loss	(3,499)	(3,559)
Amortization of prior service credits	(853)	(853)
Amortization due to plan settlements	6,583	6,965
Non-service costs	2,756	4,327
Net benefit cost	$ 5,657	$ 7,580